Note 6 - Available For Sale Securities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Available for sale securities	$ 32,500	$ 32,500
Duby, LLC
Acquisition Date	Dec. 10, 2015	Dec. 10, 2015
Business Acquisition, Percentage of Voting Interests Acquired	1.08%	1.08%
Available for sale securities	$ 32,500	$ 32,500